Capital and financial risk management - Credit risk management (Details) - GBP (£) £ in Millions	24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents and third-party financial derivatives
Disclosure of risk management strategy related to hedge accounting [line items]
Credit losses during the period	£ 0
HSBC Group
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	310
Citibank Group
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	158
Credit risk
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	£ 2,441	£ 3,894
Credit risk | GSK LLC
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk		456
Credit risk | GSK IHC Ltd
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk		£ 229